UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22646

Private Advisors Alternative Strategies Master Fund

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

The schedule of investments for the period ended December 31, 2014 is filed herewith.

The Registrant’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Schedule of Investments

(Unaudited)

December 31, 2014

					Next
	First				Available
	Acquisition			Percent of	Redemption
Investments in Hedge Funds	Date	Cost	Fair Value	Net Assets	Date*	Liquidity**
Bermuda Domiciled

European Equity
Europe
Pelham Long/Short Fund, Ltd.	5/1/2012	$1,890,000	$2,623,046	3.80%	1/31/2015	Monthly
Total Bermuda Domiciled		1,890,000	2,623,046	3.80

British Virgin Islands Domiciled

Global Equity
Global
Miura Global Fund, Ltd.	2/1/2013	2,100,000	2,478,170	3.59	1/31/2015	Monthly

Multi-Strategy
Global
Davidson Kempner International (BVI), Ltd.	1/1/2014	2,000,000	2,094,315	3.03	3/31/2015	Quarterly
Total British Virgin Islands Domiciled		4,100,000	4,572,485	6.62

Cayman Islands Domiciled

Distressed Debt
Global
Redwood Offshore Fund, Ltd.	5/1/2012	1,200,000	1,593,564	2.31	6/30/2016	Bi-Annually

North America
Aurelius Capital International, Ltd.	5/1/2012	1,600,000	2,107,741	3.05	6/30/2015	Semi-Annually
Contrarian Capital Trade Claims Offshore, Ltd.	5/1/2012	1,050,000	1,275,004	1.85	5/31/2015	Annually
Total Distressed Debt		3,850,000	4,976,309	7.21

European Equity
Europe
Adelphi Europe Fund (The)	5/1/2013	2,250,000	2,744,526	3.97	3/31/2015	Quarterly
LAE Fund, Ltd.	5/1/2012	2,010,000	2,410,648	3.49	3/31/2015	Quarterly
Total European Equity		4,260,000	5,155,174	7.46

Event Equity
North America
Luxor Capital Partners Offshore, Ltd.	5/1/2012	2,510,000	2,491,617	3.60	3/31/2015	Quarterly
LionEye Offshore Fund, Ltd.	6/1/2014	1,800,000	1,891,251	2.74	3/31/2015	Quarterly

Global
Mason Capital, Ltd.	5/1/2012	1,600,000	1,579,199	2.29	4/30/2015	Annually
Total Event Equity		5,910,000	5,962,067	8.63

Global Equity
Global
Sheffield International Partners, Ltd.	5/1/2012	2,260,000	2,600,021	3.76	3/31/2015	Quarterly
SRS Partners, Ltd.	5/1/2012	2,140,000	3,002,588	4.35	3/31/2015	Quarterly
Total Global Equity		4,400,000	5,602,609	8.11

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Schedule of Investments (Continued)

(Unaudited)

December 31, 2014

					Next
	First				Available
	Acquisition			Percent of	Redemption
Investments in Hedge Funds	Date	Cost	Fair Value	Net Assets	Date*	Liquidity**
Cayman Islands Domiciled (continued)

Global Macro
Global
Autonomy Global Macro Fund Limited	6/1/2013	2,200,000	2,408,703	3.49	1/31/2015	Monthly
Macrosynergy Trading Fund Ltd.	9/1/2014	1,800,000	1,818,120	2.63	3/31/2015	Quarterly
Stone Milliner Macro Fund Inc.	12/1/2013	1,800,000	2,065,601	2.99	1/31/2015	Monthly
Tudor BVI Global Fund, Ltd. (The)	5/1/2012	1,600,000	1,976,670	2.86	3/31/2015	Quarterly
Total Global Macro		7,400,000	8,269,094	11.97

Long/Short Corporate Credit
North America
Archer Capital Offshore Fund, Ltd.	5/1/2012	2,370,000	2,752,704	3.99	3/31/2015	Quarterly
Panning Overseas Fund, Ltd.	6/1/2013	1,980,000	2,101,411	3.04	5/31/2015	Quarterly
Saba Capital Offshore Fund, Ltd.	7/1/2012	2,320,000	1,707,691	2.47	3/31/2015	Quarterly
Total Long/Short Corporate Credit		6,670,000	6,561,806	9.50

Long/Short Structured Credit
North America
Marathon Securitized Credit Fund, Ltd.	5/1/2012	1,413,872	1,848,920	2.68	3/31/2015	Quarterly
One William Street Capital Offshore Fund, Ltd.	5/1/2012	2,120,000	2,515,223	3.64	3/31/2015	Quarterly
Total Long/Short Structured Credit		3,533,872	4,364,143	6.32

Multi-Strategy
Global
Fir Tree International Value Fund II, Ltd.	5/1/2012	2,210,000	2,678,640	3.88	5/31/2015	Annually
HBK Multi-Strategy Offshore Fund, Ltd.	5/1/2012	2,640,000	2,917,754	4.23	3/31/2015	Quarterly
Total Multi-Strategy		4,850,000	5,596,394	8.11

U.S. Equity
North America
Hoplite Offshore Fund, Ltd.	5/1/2012	2,140,000	2,457,617	3.56	3/31/2015	Quarterly
Impala Fund Ltd.	5/1/2012	2,010,000	2,636,516	3.82	3/31/2015	Quarterly
Marble Arch Offshore Partners, Ltd.	7/1/2012	1,600,000	1,969,344	2.85	3/31/2015	Quarterly
North Run Offshore Partners, Ltd.	5/1/2012	2,300,000	2,621,847	3.80	3/31/2015	Quarterly
Southpoint Qualified Offshore Fund, Ltd.	5/1/2012	1,820,000	2,119,899	3.07	3/31/2015	Quarterly
Total U.S. Equity		9,870,000	11,805,223	17.10

Total Cayman Islands Domiciled		50,743,872	58,292,819	84.41

Total Investments in Hedge Funds		$56,733,872	65,488,350	94.83

Other Assets, less Liabilities			3,570,353	5.17
Net Assets			$69,058,703	100.00%

*	Investments in Hedge Funds may be composed of multiple series. The Next Available Redemption Date relates to the earliest date after December 31, 2014 that redemption from a series is available. Other series may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Hedge Funds may be subject to fees.
**	Available frequency of redemption after initial lock-up period, if any. Different series may have different liquidity terms.

Notes to Schedule of Investments

Valuation of Investments

Private Advisors Alternative Strategies Master Fund (the “Master Fund”) prepares its financial statements, which are expressed in U.S. dollars, in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and follows significant accounting policies described below.

New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), a Delaware limited liability company, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as the Master Fund’s investment manager. New York Life Investments has in turn delegated its portfolio management responsibilities to Private Advisors LLC, a Virginia limited liability company, (“Private Advisors”), who serves as the Master Fund’s subadvisor (together with New York Life Investments, the “Advisors”).

Private Advisors has designed ongoing due diligence processes with respect to the private investment funds or “hedge funds” (“Hedge Funds”) and their third-party portfolio managers (“Portfolio Managers”), which assist Private Advisors in assessing the quality of information provided by, or on behalf of, each Hedge Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require Private Advisors to forego their normal reliance on the value supplied by, or on behalf of, such Hedge Fund and to determine independently a fair valuation of the Master Fund’s interest in such Hedge Fund, consistent with the Master Fund’s fair valuation procedures.

The Board of Trustees (the “Board”) of the Master Fund has adopted procedures for the valuation of each of the Hedge Funds and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of the Master Fund (the “Valuation Committee”). The Board has also authorized the Valuation Committee to appoint a Sub-Committee (“Valuation Sub-Committee”) to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Valuation Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. Determinations of the Valuation Committee and the Valuation Sub-Committee are subject to review and ratification and are subject to review and ratification by the Board at its next regularly scheduled meeting after the fair valuations are determined. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, primary responsibility for the monthly valuation of portfolio assets (including Hedge Funds for which market prices are not readily available) rests with Private Advisors and/or New York Life Investments.

Investments in Hedge Funds

The Board has approved procedures pursuant to which the Master Fund values its investments in Hedge Funds at fair value, which ordinarily will be the amount equal to the Master Fund’s pro rata interest in the net assets of each such Hedge Fund, as such value is supplied by, or on behalf of, the Hedge Fund’s portfolio manager from time to time, usually monthly. The Master Fund complies with the authoritative guidance under GAAP for estimating the fair value of investments in the Hedge Funds that have calculated net asset value (“NAV”) in accordance with the specialized accounting guidance for investment companies (the “practical expedient”). Investments in Hedge Funds are generally valued, as a practical expedient, utilizing the net asset valuations provided by the Hedge Funds when the net asset valuations of the investments are calculated without further adjustment (or adjusted by the Master Fund if the (NAV) is deemed to be not reflective of fair value). The Master Fund applies the practical expedient to its investments in Hedge Funds on an investment-by-investment basis and consistently with the Master Fund’s entire position in a particular investment unless it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available. When the Master Fund believes alternative valuation techniques are more appropriate, the Master Fund considers other factors in addition to the net asset valuation, such as, but not limited to, features of the investment, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value. Certain financial statements of the Hedge Funds were either not available or excluded details of investment securities portfolios. As of December 31, 2014, the Master Fund’s Advisors were unaware of any significant issuer concentration in the Hedge Funds.

The valuations reported by the Portfolio Managers, upon which the Master Fund primarily relies in calculating its month-end NAV and NAV per share of beneficial interest (“Shares”), may be subject to later adjustment, based on information reasonably available at that time. The Master Fund will pay repurchase proceeds, as well as calculate management and other fees, on the basis of net asset valuations determined using the best information available as of the valuation date. In the event that a Hedge Fund, in accordance with its valuation procedures, subsequently corrects, revises or adjusts an unaudited estimated or final value that was properly relied upon by the Master Fund, the Master Fund will generally not make any retroactive adjustments to its NAV, or to any amounts paid based upon such NAV, to reflect a revised valuation. If, after the Master Fund pays repurchase proceeds, or one or more of the valuations used to determine the NAV on which the repurchase payment is based are revised, the repurchasing shareholders (“Shareholders”) (if the valuations are revised upward) or the remaining Shareholders (if the valuations are revised downward) will bear the risk of such revisions. A repurchasing Shareholder will neither receive distributions from, nor will it be required to reimburse, the Master Fund in such circumstances. This may have the effect of diluting or increasing the economic interests of other Shareholders. Such adjustments or revisions, whether increasing or decreasing the NAV at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from Portfolio Managers or revisions to the NAV of a Hedge Fund adversely affect the Master Fund’s NAV, the outstanding Shares of the Master Fund will be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at an NAV per Share higher than the adjusted amount. Conversely, any increases in the NAV per Share resulting from such subsequently adjusted valuations will be entirely for the benefit of the holders of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at an NAV per Share lower than the adjusted amount. New Shareholders, as well as Shareholders purchasing additional Shares, may be affected in a similar way because the same principles apply to the subscription for Shares.

Because of the inherent uncertainty of valuation, the estimated value of Hedge Funds for which no ready market exists may differ significantly from the value that would be used had a ready market for the security existed, and the differences could be material. When market quotations may not be available, investments such as complex or unique financial instruments may be priced pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instruments of different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of Hedge Funds.

The following are descriptions of the various strategies utilized by the underlying Hedge Funds.

Distressed Debt

Portfolio Managers seek to purchase securities (typically debt) of companies experiencing financial or operating difficulties due to excessive debt burdens or temporary liquidity problems. Often these companies are in or about to enter bankruptcy. Understanding the complexities of the bankruptcy process allows experienced distressed Portfolio Managers to profit by buying the securities at a deep discount to intrinsic value.

European Equity

This strategy involves taking both long and short positions primarily in public equities with a geographic focus in Europe.

Event Equity

This strategy involves a long and short fundamental approach to equity investments that have a visible catalyst that can enhance value in a short to intermediate term horizon. Situations can also offer underpriced positive optionality. Portfolio Managers who utilize this strategy seek to limit the macro, market and/or industry risk that accompanies the holdings, such that the event drives the ultimate profitability of the investment.

Global Equity

This strategy involves taking both long and short positions primarily in public equities with a global geographic focus.

Global Macro

This strategy relies on the assessment of relative valuations at a macroeconomic level across multiple geographies and asset classes based on economic indicators, trend and factor analysis and flow of funds data. Investments can span the fixed income, currency, commodity and equity markets. Macro investing is generally a liquid, high frequency trading strategy.

Long/Short Corporate Credit

This strategy involves taking both long and short positions in distinct corporate debt instruments.

Long/Short Structured Credit

This strategy attempts to isolate returns by trading in tranches of various types of structured credit instruments. This may include multiple tranches of collateralized debt obligations (CDOs), collateralized loan obligations (CLOs), residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), credit default swaps (CDS), credit default swap index (CDX), asset-backed securities index (ABX) and commercial mortgage-backed securities index (CMBX).

Multi-Strategy

This strategy grants Portfolio Managers the ability to invest across strategies.

U.S. Equity

This strategy involves taking both long and short positions primarily in public equities with a geographic focus in the United States.

Federal Income Taxes

As of October 31, 2013, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$56,141,874

Gross tax unrealized appreciation	$-
Gross tax unrealized depreciation	(316,841)
Net tax unrealized appreciation (depreciation) on investments	$(316,841)

Fair Value of Financial Instruments

“Fair value” is defined as the price that the Master Fund would receive upon selling an investment or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining fair value, the Master Fund uses the practical expedient. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

The fair value hierarchy categorizes asset and liability positions into one of three levels, as summarized below, based on the inputs and assumptions used in deriving fair value.

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

•    Level 2 – Quoted prices which are not active, quoted prices for similar investments in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. Investments in Hedge Funds that are redeemable at net asset value without penalties within 3 months of period-end are considered Level 2 assets and represent the net asset values as reported by the Hedge Funds; and

•    Level 3 – Significant unobservable prices or inputs (including the Master Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the investment at the measurement date. Investments in Hedge Funds that are not redeemable at the net asset value within 3 months of period-end, or are subject to a redemption penalty extending past three months are considered Level 3 assets and represent the net asset values as reported by the Hedge Funds.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Master Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the market place, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed, and the differences could be material. Accordingly, the degree of judgment exercised by the Master Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Investments in Hedge Funds are included in Level 2 or 3 of the fair value hierarchy. In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restrictions on the disposition of the investment. The Master Fund also considers the nature of the portfolios of the underlying Hedge Funds and their ability to liquidate their underlying investments. If the Master Fund does not know when it will have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy.

The valuation techniques used by the Master Fund to measure fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair value inputs used as of December 31, 2014 in valuing the Master Fund’s investments in Hedge Funds.

	Assets at Fair Value as of December 31, 2014
	Level 1	Level 2	Level 3	Total
Investments in Hedge Funds
Bermuda Domiciled
European Equity	$-	$2,623,046	$-	$2,623,046
British Virgin Islands Domiciled
Global Equity	-	2,478,170	-	2,478,170
Multi-Strategy	-	2,094,315	-	2,094,315
Cayman Islands Domiciled
Distressed Debt	-	-	4,976,309	4,976,309
European Equity	-	5,155,174	-	5,155,174
Event Equity	-	4,382,868	1,579,199	5,962,067
Global Equity	-	5,290,718	311,891	5,602,609
Global Macro	-	6,450,974	1,818,120	8,269,094
Long/Short Corporate Credit	-	4,460,395	2,101,411	6,561,806
Long/Short Structured Credit	-	3,706,926	657,217	4,364,143
Multi-Strategy	-	2,917,754	2,678,640	5,596,394
U.S. Equity	-	11,453,156	352,067	11,805,223
Total Investments in Hedge Funds	$-	$51,013,496	$14,474,854	$65,488,350

The Master Fund recognizes transfers between levels as of the beginning of the period.

Level 2 and Level 3 investments at December 31, 2014 were valued using the practical expedient.

The following is a reconciliation of investments in Hedge Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Bermuda Domiciled	Cayman Islands Domiciled
	European Equity	Distressed Debt	Event Equity	Global Equity	Global Macro
Balance as of April 1, 2014	$328,387	$268,379	$-	$1,045,393	$999,632
Net realized gains (losses)	-	-	-	-	-
Net change in unrealized
appreciation (depreciation)	-	(3,151)	-	11,891	18,120
Purchases	-	-	-	300,000	1,800,000
Sales	-	-	-	-	-
Transfers into Level 3 (a)	-	4,711,081	1,579,199	-	-
Transfers out of Level 3 (a)	(328,387)	-	-	(1,045,393)	(999,632)
Balance as of December 31, 2014	$-	$4,976,309	$1,579,199	$311,891	$1,818,120
Net change in unrealized
appreciation (depreciation) on
Level 3 investments in Hedge
Fund still held as of
December 31, 2014	$-	$(3,151)	$-	$11,891	$18,120

	Cayman Islands Domiciled
	Long/Short Corporate Credit	Long/Short Structured Credit	Multi- Strategy	U.S. Equity	Total
Balance as of April 1, 2014	$2,753,487 $	281,345	$227,537	$1,391,525	$7,295,685
Net realized gains (losses)	-	-	-	-	-
Net change in unrealized
appreciation (depreciation)	(12,123)	7,217	(4,379)	2,067	19,642
Purchases	-	650,000	-	350,000	3,100,000
Sales	-	-	-	-	-
Transfers into Level 3 (a)	-	-	2,455,482	-	8,745,762
Transfers out of Level 3 (a)	(639,953)	(281,345)		(1,391,525)	(4,686,235)
Balance as of December 31, 2014	$2,101,411 $	657,217	$2,678,640	$352,067	$14,474,854
Net change in unrealized
appreciation (depreciation) on
Level 3 investments in Hedge
Fund still held as of
December 31, 2014	$(12,123) $	7,217	$(4,379)	$2,067	$19,642

(a)	Transfers between levels may occur based on changes in the underlying Hedge Funds and/or changes in liquidity and are recognized as of the beginning of the period. For the period ended December 31, 2014, the Master Fund’s investments in Hedge Funds with fair values of $8,745,762 and $(4,686,235) were transferred out of Level 2 to Level 3 and transferred out of Level 3 to Level 2, respectively, due to expiration of lock-ups.

There were no changes in valuation technique and no transfers between the levels of the fair value hierarchy during the reporting period, except as noted above.

As of December 31, 2014, the Master Fund had investments in 29 Hedge Funds. The Master Fund, as an investor in these Hedge Funds, pays management fees of up to 2.75% (per annum) of the NAV of its ownership interest in such Hedge Funds, as well as incentive fees or allocations of up to 27.00% of net profits earned that are allocable to the Master Fund’s ownership interest in such Hedge Funds.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ADVISORS ALTERNATIVE STRATEGIES MASTER FUND

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	February 26, 2015

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	February 26, 2015